Debt - Part-3 (Details)																	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 25, 2025 shares	Dec. 24, 2024 USD ($)	May 07, 2024 USD ($)	Apr. 04, 2024 USD ($)	Mar. 26, 2024 USD ($)	Feb. 28, 2024 USD ($)	Jan. 18, 2024 USD ($)	Nov. 28, 2023 USD ($)	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($)	Jun. 30, 2023 shares	May 30, 2023 USD ($)	Jan. 24, 2023	Nov. 18, 2022 USD ($)	Dec. 28, 2021 USD ($)	Mar. 28, 2021 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 11, 2024 USD ($)	Jan. 01, 2023
Debt [Line Items]
Issued principal amount															$ 2,102,500
Amortized issuance cost																			$ 4,455		$ 15,825	$ 128,583
Payments loan payable																			11,523,821		11,983,137	15,076,588
Loan payable																					2,809,820
Converted amount																					1,357,143
Gain loss on extinguishment of debt																						(16,105)
Warrants [Member]
Debt [Line Items]
Percentage of face value													100.00%
Original Issue Discount [Member]
Debt [Line Items]
Debenture issuance cost				$ 20,000
Payments loan payable																					4,509,147	1,923,474
Loan payable																			$ 2,333,004		$ 2,340,020	2,063,058
Convertible note payable percentage																			30.00%		30.00%
Original issue discount percentage																			50.00%		50.00%
Face value																			$ 1,000,000		$ 1,000,000
Bridge Note [Member]
Debt [Line Items]
Amortized issuance cost																					0	0
Conversion feature amount																					2,567,866
Loans issuance costs																		$ 54,000
Percentage of face value													75.00%
Interest rate														12.00%
Fair value of warrants																					$ 429,284
Gain loss on extinguishment of debt									$ 16,105
Bridge Note [Member] | Warrants [Member]
Debt [Line Items]
Percentage of face value													50.00%
Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Interest rate														12.00%
Principal amount														$ 1,136,364
Unpaid interest														120.00%
Convertible Debenture Conversion to Class A Common Stock [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares									598
Price per share (in Dollars per share) | $ / shares									$ 3
Target Capital 1, LLC [Member] | Bridge Note [Member]
Debt [Line Items]
Interest rate														12.00%
Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Maturity date														Mar. 31, 2023
Debt instrument percentage of discount														12.00%
Original issue discount														$ 1,136,364
Interest rate														12.00%
Unpaid interest														120.00%
Pay to holders														$ 1,136,364
Percentage of gross revenues														20.00%
Multiplier to conversion price														0.65
Automatic extension price														0.6
622 Capital LLC [Member]
Debt [Line Items]
Percentage of face value																					50.00%
Multiplier to conversion price														0.65
Automatic extension price														0.6
622 Capital LLC [Member] | Bridge Note [Member]
Debt [Line Items]
Unpaid interest														120.00%
622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Maturity date														Jan. 24, 2023
Loan amount														$ 568,182
Debt instrument percentage of discount														12.00%
Unpaid interest														120.00%
Percentage of gross revenues														20.00%
Payment to holder														$ 568,182
Lender One [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares											299
Lender Two [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares											3,528
Lender Three [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares											598
Convertible Debentures [Member]
Debt [Line Items]
Issued principal amount																$ 2,102,500	$ 650,000						$ 1,612,000
Percentage of convertible debenture																	6.00%
Discount price percentage																			25.00%		25.00%
Maturity term																			5 years		5 years
Amortized issuance cost																			$ 0	$ 1,993	$ 0	7,996
Loan payable						$ 250,000
Investor principal balance						$ 100,000
Percentage of accrued interest						6.00%
Share Price [Member]
Debt [Line Items]
Significant inputs																					0.44				1.73
Volatility Rate [Member]
Debt [Line Items]
Significant inputs																					27
Risk-Free Rate [Member]
Debt [Line Items]
Significant inputs																					1.53				3.94
Term [Member]
Debt [Line Items]
Significant inputs																					5				5
Common Stock [Member] | 622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Payment to holder														$ 568,182
Convertible Promissory Note [Member] | Convertible Debentures [Member]
Debt [Line Items]
Subordinated convertible promissory note percentage																6.00%
Convertible Notes Payable [Member]
Debt [Line Items]
Payments loan payable																					$ 392,857
Convertible note payable					$ 500,000																			$ 250,000
Maturity date					Dec. 26, 2024
Convertible note payable percentage																			20.00%		20.00%
Conversion price per share (in Dollars per share) | $ / shares																			$ 0.03		$ 0.75
Convertible note payable increase percentage																			20.00%		20.00%
Fixed conversion price percentage																			20.00%		20.00%
Convertible notes payable																			$ 0		$ 0
Convertible Notes Payable [Member] | Convertible Debentures [Member]
Debt [Line Items]
Percentage of convertible debenture																							6.00%
Convertible Notes Payable [Member] | Original Issue Discount [Member]
Debt [Line Items]
Convertible note payable percentage																			15.00%		15.00%
Loans Payable [Member]
Debt [Line Items]
Debenture issuance cost								$ 56,800
Gross proceeds debt		$ 513,650	$ 518,750	420,000			$ 549,185	$ 531,071		$ 507,460		$ 1,050,000
Monthly payments of loan		$ 71,995	90,229							76,071
Increased the interest rate		43.00%
Loss on debt		$ 546,356	$ 859,584				728,278			$ 441,618
Loans Payable [Member] | Original Issue Discount [Member]
Debt [Line Items]
Debenture issuance cost												50,000
Amortized issuance cost																					$ 1,624,333	$ 671,719
Monthly payments of loan				$ 21,600			$ 86,214					$ 57,346
Due payments period												Jun. 06, 2023
Increased the interest rate			49.00%	51.00%			52.00%	49.00%		41.00%		49.00%
Original issuance discount				$ 184,800								$ 441,000
Loss on debt								$ 485,436
Short Term Secured Convertible Notes [Member]
Debt [Line Items]
Debt instrument percentage of discount																		12.00%
Net proceeds																		$ 1,100,000
Short Term Secured Convertible Notes [Member] | Bridge Note [Member]
Debt [Line Items]
Maturity date																		Jan. 24, 2023
Loan amount																		$ 2,500,000
IPO discount rate													40.00%					35.00%
Original issued discount																		$ 300,000
Loans issuance costs																		$ 70,500
Minimum [Member]
Debt [Line Items]
Amortized issuance cost																			$ 394,456
Payments loan payable																			1,172,977
Maximum [Member]
Debt [Line Items]
Amortized issuance cost																			1,379,380
Payments loan payable																			$ 3,354,404
Class A Common Stock [Member]
Debt [Line Items]
Shares issued (in Shares) | shares	207,896
Class A Common Stock [Member] | Convertible Debenture Conversion to Class A Common Stock [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares									14,953
Price per share (in Dollars per share) | $ / shares									$ 30
Class A Common Stock [Member] | Target Capital 1, LLC [Member]
Debt [Line Items]
Percentage of face value																					75.00%
Class A Common Stock [Member] | Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Shares issued (in Shares) | shares																					412
Class A Common Stock [Member] | 622 Capital LLC [Member]
Debt [Line Items]
Percentage of face value																					75.00%
Class A Common Stock [Member] | Common Stock [Member]
Debt [Line Items]
Converted amount																					$ 22
Shares issued (in Shares) | shares																			651,167
Class A Common Stock [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares																					226,249
Converted amount																					$ 1,357,143
Convertible Series A Preferred Stock [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares											4,425
IPO [Member]
Debt [Line Items]
Debenture issuance cost									$ 448,429
IPO [Member] | Convertible Debentures [Member]
Debt [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 10,000
IPO [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion feature amount																					4
IPO [Member] | Convertible Debenture Principal Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount									$ 4,014,500
IPO [Member] | Convertible Debenture Interest Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount									$ 399,818
IPO [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture issuance cost																			$ 40,000		$ 40,000
IPO [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 40
Conversion feature amount									$ 1,569,395